Dividends - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Billions	1 Months Ended			12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Class of Stock [Line Items]
Common stock, dividends, per share, cash paid	$ 0.5	$ 0.38	$ 0.31
Dividends	$ 1.4	$ 1.2	$ 1.0	¥ 10,318	¥ 8,258	¥ 6,784
American Depositary Share
Class of Stock [Line Items]
Common stock, dividends, per share, cash paid	$ 1	$ 0.76	$ 0.62